Schedule of Key Management Personnel (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel Compensation
Short-term employee benefits	$ 72,169	$ 90,000	$ 314,323	$ 213,602	$ 236,154	$ 134,407
Post-employment benefits	8,299	9,900	36,147	23,160	27,158	13,441
Key management personnel	80,468	99,900	350,470	236,762	263,312	147,848
Total	$ 80,468	$ 99,900	$ 350,470	$ 236,762	$ 263,312	$ 147,848